SHARE- BASED COMPENSATION	12 Months Ended
Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [abstract]
SHARE- BASED COMPENSATION
NOTE 17: -     SHARE- BASED COMPENSATION

a.	Expenses recognized in the financial statements:

The expense recognized in the Company's financial statements for services provided by employees and service-providers is as follows:

	Year ended December 31,
	2018	2017	2016

Share-based compensation – Attributable to equity holders of the Company	$1,424	$2,244	$2,943
Share-based compensation – Attributable to non-controlling interests (see Note 16e)	307	-	-

	$1,731	$2,244	$2,943

Evogene Ltd. maintains three share option and incentive plans: the Evogene Share Option Plan (2002), the Evogene Ltd. Key Employee Share Incentive Plan, 2003, and the Evogene Ltd. 2013 Share Option Plan. All such option and incentive plans provide for the grant of options to purchase the Company's ordinary shares and generally expire 10 years from the grant date.

b.	Evogene Ltd. share-based payment plan for employees, directors and consultants:

During 2018, 2017 and 2016 the board of directors of Evogene Ltd. approved to grant its employees, directors and consultants 555,000, 1,537,250 and 377,500 options, respectively. The fair value of the options determined at their grant date using binomial model was approximately $536, $2,182 and $924, respectively.

c.	Evogene Ltd. share options activity:

The following table summarizes the number of share options, the weighted average exercise price, and the changes that were made in the option plans to employees, consultants and directors of Evogene Ltd.:

	2018		2017		2016
	Number of options	Weighted average exercise prices ($)	Number of options	Weighted average exercise prices ($)	Number of options	Weighted average exercise prices ($)

Outstanding at January 1,	5,106,300	8.47	4,439,884	9.50	4,970,028	9.65
Grants	555,000	3.16	1,537,250	5.08	377,500	6.94
Exercised	(3,750)	2.64	(269,738)	2.18	(76,447)	2.45
Forfeited	(1,268,027)	9.66	(601,096)	10.22	(831,197)	9.87

Outstanding at December 31,	4,389,523	7.46	5,106,300	8.47	4,439,884	9.50

Exercisable at December 31,	2,843,582	8.95	3,146,823	10.73	3,203,850	9.18

The following table summarizes information about share options outstanding at December 31, 2018:

	Options outstanding
Range of exercise prices ($)	Number outstanding	Average remaining contractual life	Weighted average exercise price
2.55 – 4.95	1,183,623	8.85	4.07
5.18 – 6.65	983,000	5.15	5.63
6.81 – 7.83	703,760	3.08	7.37
8.14 – 9.78	715,640	5.79	9.17
10.03 – 13.75	718,500	4.44	12.59
17.65 – 20.39	85,000	5.37	18.79

Total	4,389,523	5.81	7.46

d.	The weighted average outstanding remaining contractual term of the options as of December 31, 2018 is 5.81 years (as of December 31, 2017, it was 6.69 years).

e.	The weighted average fair value of options granted during 2018 was $0.95 (for options granted during 2017, the fair value was $1.72).

f.
The fair value of Evogene Ltd. share options granted to employees, directors and consultants for the years ended December 31, 2018, 2017 and 2016 was estimated using the binomial model with the following assumptions:

	2018	2017	2016

Dividend yield (%)	-	-	-
Expected volatility of the share prices (%)	35-42	42-43	45-54
Risk-free interest rate (%)	1.90-2.93	1.89-2.42	1.87-2.35
Suboptimal factor	1.8-2	1.8-2	1.8-2
Post-vesting forfeiture rate (%)	5-10	5-10	5-10

The expected volatility of the share prices reflects the assumption that the historical volatility of the share prices is reasonably indicative of expected future trends.